Reconciliation of Consolidated Liability for Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Balance at Beginning of Year	$ 24,802	$ 24,589
Increase related to prior tax positions		213
Decrease related to prior tax positions	$ (24,802)
Balance at End of Year		$ 24,802